STATUTORY RESERVES AND NET RESTRICTED ASSETS	12 Months Ended
Sep. 30, 2019
Statutory Reserves And Restricted Assets [Abstract]
STATUTORY RESERVES AND NET RESTRICTED ASSETS
11.	STATUTORY RESERVES AND NET RESTRICTED ASSETS
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the VIE and subsidiaries of the VIE incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The consolidated results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.
Under PRC law, the Company’s subsidiaries and consolidated VIEs located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The PRC entities are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC entities is also restricted.
Amounts restricted including
paid-in
capital and statutory reserve funds as determined pursuant to PRC Laws were RMB942,440 and RMB1,332,226 as of September 30, 2018 and 2019 respectively.